Related party transactions (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Related Party Transaction [Line Items]
Product development expenses	$ 2,287,488	$ 2,920,824	$ 3,136,778
Trade account receivables write off	420,018	2,106,011	423,245
Edelweiss Capital Services Ltd [Member]
Related Party Transaction [Line Items]
Trade account receivables write off		206,974
Runa Inc. [Member]
Related Party Transaction [Line Items]
Subscription for rights issued		104,987
Equity Method Investee [Member] | Tachyon Technology Private Limited [Member]
Related Party Transaction [Line Items]
Product development expenses		$ 95,395	$ 137,490